Note to Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating activities
Net income/(loss)	$ 169,468	$ (162,872)
Adjustments to reconcile net income/(loss) to net cash generated from/(used in) operating activities
Depreciation and amortization	3,812	4,376
Share-based compensation expense-share options	3,239	3,741
Share-based compensation expense-LTIP	10,551	11,637
Equity in earnings of equity investees, net of tax	(35,110)	(33,549)
Dividend received from SHPL	14,615	22,692
Changes in right-of-use assets	(720)	2,221
Fair value losses on Warrant		2,452
Other adjustments	(78)	1,665
Changes in working capital
Accounts receivable	(31,348)	6,397
Other receivables, prepayments and deposits	(2,296)	10,585
Amount due from a related party		150
Inventories	2,815	(10,362)
Accounts payable	(16,540)	9,828
Other payables, accruals and advance receipts	(34,188)	39,235
Deferred revenue	142,003	3,120
Others	180	(1,175)
Total changes in working capital	60,626	57,778
Net cash generated from/(used in) operating activities	$ 226,403	$ (89,859)